Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
4. Goodwill

	December 31,	December 31,
	2014	2013
	(in thousands)
Opening goodwill	$357,523	$315,441
Current year acquisitions	121,209	36,922
Foreign exchange movement	(15,408)	5,160
Closing goodwill	$463,324	$357,523

The Company has made a number of strategic acquisitions since its inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company’s goodwill impairment testing during the year ended December 31, 2014 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisitions of Aptiv Solutions

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials for a cash consideration of $143.5 million, including certain payments to be made on behalf of the company on completion totalling $22.4 million. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategies to increase product development efficiency and productivity. It is a market leader in the integrated design and execution of adaptive clinical trials for exploratory and late phase development as well as being an industry leader in medical device and diagnostic development in key medical technology segments.
The acquisition of Aptiv has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:
May 7
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	121,209
Intangible asset**	30,037
Cash and cash equivalents	3,527
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets***	5,254
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,903)
Payments on account	(31,094)
Non-current other liabilities****	(24,444)

Net assets acquired	$121,101

Cash consideration	$143,500
Adjustments to cash consideration*****	(22,399)
Net purchase consideration	$121,101
* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
** The Company have assumed a 20% valuation of Intangible asset. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
*** The Company has included a provisional assessment of uncertain tax benefits relating to certain historic net operating losses carryforwards. This is currently under review and will be finalized within the 12 month period from the date of acquisition.
**** The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee’s years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. An estimate of the liability at the date of acquisition is included within non-current other liabilities.
***** Adjustments to cash consideration represent certain one-time liabilities identified at the acquisition date.

The proforma effect of the Aptiv Solutions acquisition if completed on January 1, 2013 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2013 and December 31, 2014 as follows:
	Year Ended
	December 31,
	2014	2013
	(in thousands)
Net revenue	$1,543,820	$1,451,682
Net income	$172,508	$101,857
Basic earnings per share	$2.81	$1.67
Diluted earnings per share	$2.73	$1.64
(b) Acquisition of Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent have been combined with ICON’s functional service provision (“FSP”) division, DOCS, creating a leader in global resourcing and FSP, while AKOS has enhanced the services offered by ICON’s medical and safety services team.
The acquisition agreement also provided for certain working capital targets to be achieved by the clinical trial services division of Cross Country Healthcare, Inc on completion. In October 2013 the Company received $0.2 million on completion of this review.
The acquisition of the clinical trial services division of Cross Country Healthcare, Inc has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	36,922
Intangible asset – customer relationships	3,300
Intangible asset – order backlog	600
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)

Net assets acquired	$51,698
Cash consideration	$51,897
Working capital adjustment	(199)
Net purchase consideration	$51,698

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

The proforma effect of the clinical trial services division of Cross Country Healthcare, Inc acquisition if completed on January 1, 2012 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2012 and December 31, 2013 as follows:
	Year Ended
	December 31,
	2013	2012
	(in thousands)
Net revenue	$1,343,996	$1,182,734
Net income	$103,133	$58,944
Basic earnings per share	$1.69	$0.98
Diluted earnings per share	$1.66	$0.98
(c) Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (PriceSpective) strategy consulting company for an initial cash consideration of $37.1 million. Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s incorporation in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million was payable if certain performance milestones were achieved in respect of periods up to December 31, 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011. On May 29, 2013 the Company paid $10.0 million in relation to the remaining performance milestones for the year ended December 31, 2012.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net purchase consideration	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

The proforma effect of the PriceSpective acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:
	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,118,410	$964,388
Net income	$55,931	$25,363
Basic earnings per share	$0.93	$0.42
Diluted earnings per share	$0.93	$0.42

(d) Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Consulting Co. Limited (BeijingWits Medical), a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonization Good Clinical Practise (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical has strengthened the Company’s presence in China through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones were achieved in respect of periods up to December 31, 2013. On June 13, 2013 the Company paid $3.8 million in relation to the remaining performance milestones for the year ended December 31, 2012. On November 7, 2014 the Company paid $3.2 million in relation to the remaining performance milestones for the year ended December 31, 2013. No further amounts remain due.

The following table summarizes the Company’s estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net purchase consideration	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

The proforma effect of the BeijingWits acquisition if completed on January 1, 2011 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2011 and December 31, 2012 as follows:
	Year Ended
	December 31,
	2012	2011
	(in thousands)
Net revenue	$1,115,355	$989,942
Net income	$55,349	$22,549
Basic earnings per share	$0.92	$0.37
Diluted earnings per share	$0.92	$0.37